EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
31.	EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended	Three months ended
	September 30, 2013	September 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$18,752,774	$22,725,305
Basic earnings per share	$0.15	$0.27

Basic weighted average shares outstanding	122,057,655	84,475,977

	Three months ended September 30, 2013	Three months ended September 30, 2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$18,752,774	$22,725,305
Diluted earnings per share	$0.15	$0.25

Basic weighted average shares outstanding	122,057,655	84,475,977
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	129,057,655	91,475,977

For the three months ended September 30, 2013 and 2012, 0 and 207,000 warrants, respectively were not included in the diluted earnings per share because shares issued in respect of the share warrants exercised was from Chinese shareholders as mentioned in note 23.

	Nine months ended	Nine months ended
	September 30, 2013	September 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$49,462,486	$38,686,788
Basic earnings per share	$0.43	$0.51

Basic weighted average shares outstanding	115,580,104	75,676,204

	Nine months ended September 30, 2013	Nine months ended September 30, 2012
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$49,462,486	$38,686,788
Diluted earnings per share	$0.40	$0.47

Basic weighted average shares outstanding	115,580,104	75,676,204
Add: weight average Series B Convertible preferred shares outstanding	7,945,055	7,000,000
Diluted weighted average shares outstanding	123,525,159	82,676,204

For the nine months ended September 30, 2013 and 2012, 0 and 207,000 warrants, respectively were not included in the diluted earnings per share because shares issued in respect of the share warrants exercised was from Chinese shareholders as mentioned in note 23.

34.    EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2012	2011
BASIC

Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,032
Basic earnings per share	$0.70	$0.26
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED

Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,032
Diluted earnings per share	$0.63	$0.23
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of discontinued operation used in computing basic earnings per share	$0	$10,203,951
Basic earnings per share	$0.00	$0.17
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of discontinued operation used in computing basic earnings per share	$0	$10,203,951
Diluted earnings per share	$0.00	$0.16
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

	2012	2011
BASIC

Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.70	$0.43
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED

Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Diluted earnings per share	$0.63	$0.39
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210